Stockholders’ Equity	12 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 15 – STOCKHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue 500,000,000 ordinary shares of a single class, par value $0.0001 per ordinary share. There are currently 14,006,250 issued and outstanding ordinary shares, of which Mr. Tao Ling and Mr. Xiaohong Yin, respectively, owns 28.9% and 6.9% through their wholly owned holding companies.

Share Surrender

In December 2020, an aggregate of 27,175,000 ordinary shares were surrendered by all our shareholders for no consideration and were then cancelled which in nature is a stock reverse split. As a result, the number of issued and outstanding ordinary shares decreased from 37,300,000 shares to 10,125,000 shares. All share information included in the consolidated financial statements and notes thereto have been retroactively adjusted as if such share surrender occurred on the first day of the first period presented.

Initial Public Offering

On April 29, 2022, the Company consummated its initial public offering of 3,881,250 ordinary shares, par value $0.0001 per share (the “Ordinary Shares”), including 506,250 additional Ordinary Shares issued pursuant to the full exercise of the underwriters’ over-allotment option, at a price of $4.00 per share, generating gross proceeds to the Company of $15,525,000 before deducting underwriting discounts and commissions and offering expenses. The offering was conducted on a firm commitment basis. After deducting underwriting discounts, commissions and expenses related to the offering, the Company recorded $12,409,022 (with $388 in par value and $12,408,634 in additional paid-in capital) net proceeds from its initial public offering.

Dividends

Dividends declared by the Company are based on the distributable profits as reported in its statutory financial statements reported in accordance with PRC GAAP, which may differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily from cash received from its operating activities in the PRC. Nanjing Zhancheng, the Company’s subsidiary in PRC, declared and paid dividends of $96,276 and $88,870 to Jiangsu Austin and the non-controlling equity holders during the year ended September 30, 2022. No dividends were declared or paid by the Company for the fiscal year ended September 30, 2021.

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory reserve and the discretionary reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary reserve are made at the discretion of the Board of Directors of each of the Company PRC subsidiaries. The reserved amounts as determined pursuant to PRC statutory laws totaled $1,496,314 and $1,033,653 as of September 30, 2022 and 2021, respectively.

Under PRC laws and regulations, paid-in capital and statutory reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor allowed for distribution except under liquidation.

Non-controlling Interests

Non-controlling interests represent the interest of non-controlling shareholders in the Company’s subsidiaries based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. The non-controlling interests were $289,000 and $878,969 as of September 30, 2022 and 2021, respectively.